Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies
Summary of financial instruments under IFRS 9

Financial Instrument	Classification
Cash	Amortized cost
Investment in Aqualung Carbon Capture SA	Fair value through profit or loss
Accounts payable	Amortized cost